Average Annual Total Returns - Great-West Global Bond Fund	Institutional OneYear	Institutional FiveYears	Institutional TenYears	Institutional SinceInception	Institutional InceptionDate	Institutional FTSE World Government Bond Index (reflects no deduction for fees, expenses or taxes) OneYear	Institutional FTSE World Government Bond Index (reflects no deduction for fees, expenses or taxes) FiveYears	Institutional FTSE World Government Bond Index (reflects no deduction for fees, expenses or taxes) TenYears	Institutional FTSE World Government Bond Index (reflects no deduction for fees, expenses or taxes) SinceInception	Investor OneYear	Investor FiveYears	Investor TenYears	Investor SinceInception	Investor FTSE World Government Bond Index (reflects no deduction for fees, expenses or taxes) OneYear	Investor FTSE World Government Bond Index (reflects no deduction for fees, expenses or taxes) FiveYears	Investor FTSE World Government Bond Index (reflects no deduction for fees, expenses or taxes) TenYears	Investor FTSE World Government Bond Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	5.72%	3.17%		1.76%	May 01, 2015	10.11%	4.78%		3.80%	5.33%	2.79%	2.26%		10.11%	4.78%	2.32%